ScheduleOfSegment Reporting Information By Segment Ter (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sales of goods	€ 16,895	€ 14,767	€ 17,009
Sales of RPPs & leases	3,957	3,922	3,988
Sales of spare parts and services	5,400	5,375	5,021
Total sales	26,252	24,065	26,018
Other Revenue, Net	533	15	47
Total revenues	26,785	24,080	26,065
Total cost of sales	15,584	14,761	15,632
Gross profit	11,201	9,319	10,433
Research and development expenses	2,932	2,595	2,659
Selling and marketing expenses	6,678	6,279	6,620
General and administrative expenses	3,328	3,200	3,185
Loss from operations	(1,736)	(2,755)	(2,030)
Total assets	32,154	26,874	30,444	32,154	26,874	30,444
Capital expenditures	1,033	758	600	1,033	758	600
Long-lived assets	4,902	4,434	4,913	4,902	4,434	4,913
Goodwill	2,412	2,412		2,412	2,412
Urology Devices and Services (UDS) [Member]
Sales of goods				11,625	13,020	15,126
Sales of RPPs & leases				1,787	1,588	1,293
Sales of spare parts and services				4,640	4,344	4,015
Total sales				18,052	18,952
Other Revenue, Net				15		0
Total revenues				18,067	18,952	20,433
Total cost of sales				11,901	12,271	12,723
Gross profit				6,166	6,681	7,710
Research and development expenses				646	525	746
Selling and marketing expenses				4,527	4,692	4,794
General and administrative expenses				1,153	963	1,014
Total expenses				(6,326)	(6,179)	(6,554)
Loss from operations				(160)	502	1,156
Total assets	20,778	18,303	20,894	20,778	18,303	20,894
Capital expenditures	569	720	539	569	720	539
Long-lived assets	3,300	2,981	3,129	3,300	2,981	3,129
Goodwill	1,767	1,767	1,767	1,767	1,767	1,767
FDA [Member]
Sales of goods				0	0	0
Sales of RPPs & leases				0	0	0
Sales of spare parts and services				0	0	0
Total sales				0	0
Other Revenue, Net				0	0	0
Total revenues				0	0	0
Total cost of sales				0	0	0
Gross profit				0	0	0
Research and development expenses				1,224	973	992
Selling and marketing expenses				0	0	0
General and administrative expenses				0	165	97
Total expenses				(1,224)	(1,138)	(1,089)
Loss from operations				(1,224)	(1,138)	(1,089)
Total assets	193	110	162	193	110	162
Capital expenditures	0		0	0		0
Long-lived assets	0	0	64	0	0	64
Goodwill	0		0	0		0
EDAP TMS (Corporate) [Member]
Sales of goods				0	0	0
Sales of RPPs & leases				0	0	0
Sales of spare parts and services				0	0	0
Total sales				0	0
Other Revenue, Net				0	0	0
Total revenues				0	0	0
Total cost of sales				0	0	0
Gross profit				0	0	0
Research and development expenses				0	0	0
Selling and marketing expenses				0	0	0
General and administrative expenses				1,514	1,415	1,352
Total expenses				(1,514)	(1,415)	(1,352)
Loss from operations				(1,514)	(1,415)	(1,352)
Total assets	3,715	1,692	2,071	3,715	1,692	2,071
Capital expenditures	0	0	39	0	0	39
Long-lived assets	192	202	217	192	202	217
Goodwill	0		0	0		0
High Intensity Focused Ultrasound (HIFU) [Member]
Sales of goods				5,270	1,747	1,884
Sales of RPPs & leases				2,170	2,335	2,695
Sales of spare parts and services				760	1,031	1,006
Total sales				8,200	5,113
Other Revenue, Net				518	15	47
Total revenues				8,718	5,128	5,632
Total cost of sales				3,683	2,490	2,909
Gross profit				5,035	2,638	2,723
Research and development expenses				1,062	1,097	920
Selling and marketing expenses				2,151	1,587	1,825
General and administrative expenses				660	657	723
Total expenses				(3,874)	(3,342)	(3,468)
Loss from operations				1,162	(704)	(746)
Total assets	7,468	6,769	7,316	7,468	6,769	7,316
Capital expenditures	464	38	22	464	38	22
Long-lived assets	1,410	1,251	1,504	1,410	1,251	1,504
Goodwill	€ 645	€ 645	€ 645	€ 645	€ 645	€ 645